SELLING EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SELLING EXPENSES
Personnel expenses	€ (8,938)	€ (8,720)	€ (8,295)
Legal and consulting fees	(449)	(528)	(834)
Sales Commission	(462)	(1,309)	(241)
Distribution related external administration	(741)	(747)	(1,537)
Advertisement	(595)	(678)	(649)
Other expenses	(813)	(913)	(1,021)
Total selling expenses	€ (11,999)	(12,895)	€ (12,577)
Compensation to sales agent		€ 900